Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Description of Plan [Line Items]
Description of the Plan

Note 1 Description of the Plan

General

The following description of the Badger Meter Employee Savings and Stock Ownership Plan (Plan) is for general information purposes only. Participants should refer to the summary plan description for a more complete description of the Plan. The Plan has three components: a 401(k) savings component, an unleveraged employee stock ownership plan (ESOP) component, and a defined contribution component.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Eligibility

Substantially all employees of Badger Meter, Inc. (the Company) in the United States are eligible to participate in the Plan.

Contribution

Participants may elect to contribute up to 75% of their eligible compensation to the 401(k) savings component of the Plan, subject to amounts allowable by the Internal Revenue Service (IRS) on a pre-tax and/or after-tax Roth basis. Participants do not contribute to the ESOP or defined contribution components of the Plan. Rollover contributions consist of participant's transfers of balances into the Plan from other qualified plans.

Effective October 1, 2025, the Plan provides participants the opportunity to convert all or a portion of the pre-tax deposits from the vested portion of certain non-Roth accounts under the Plan into a Roth In-Plan Conversion Account. This transfer, called a Roth In-Plan Conversion, converts non-Roth amounts into Roth amounts.

The Company may make a discretionary matching contribution to the 401(k) savings component of the Plan. In order to be eligible to receive a Company match, a participant must be employed as of the last day of the plan year, retired within the year, or terminated employment during the plan year having attained age 55 with 5 years of service. Company matching contributions of $1,709,003 for 2025 were accrued in 2025 and paid in early 2026, which is equal to 25% of the first 7% of participants’ compensation, or 25% of the participant’s contribution, whichever is less. Company matching contributions of $1,462,528 for 2024 were accrued in 2024 and paid in early 2025.

Contributions of $5,076,120 for 2025 were accrued in 2025 and paid in early 2026 for participants in the defined contribution component, which is equal to 5% of the participants' eligible compensation up to the 2025 IRS social security wage base of $176,100 subject to the maximum compensation limit of $350,000. Those participants who earn more than the social security wage base receive an additional 2% contribution for earnings over that base. Contributions of $4,729,382 for 2024 were accrued in 2024 and paid in early 2025 for participants in the defined contribution component.

The Company may make additional discretionary contributions to the Plan. Other discretionary contributions, if any, are allocated at the discretion of the Plan Administrator.

Participant Accounts

Each participant’s account is credited with:

•
the participant’s contributions,
•
the Company’s matching contribution,
•
the Company’s defined contribution,
•
an allocation of the Company’s discretionary contribution, if any,
•
the Plan earnings, and
•
any rollovers initiated by participants.

The Company’s discretionary contribution (excluding the matching contribution) is based upon eligible participant compensation. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.

Vesting

Participants are immediately fully vested in their contributions, employer matching contributions and related earnings. There is a three-year cliff vesting requirement for Company contributions and related earnings in the defined and discretionary contribution components of the Plan.

Payment of Benefits

Upon retirement, death, disability, or termination of employment, the participant’s account is distributed in a single lump sum. Distributions are generally made within the year following termination of service at the participant’s request. At the participant’s option, distributions can be delayed for balances greater than $5,000. Final distributions from the ESOP component of the Plan can be made in shares of Company common stock plus cash in lieu of fractional shares or entirely in cash.

Withdrawals

A participant’s contribution may not be withdrawn prior to retirement, death, disability, termination of employment or termination of the Plan, except for financial hardship, distributions after age 59½ or in the form of loans to the participant. The Plan defines financial hardship as expenses related to secondary education, unreimbursed medical expense, purchase of the participant’s principal residence or other financial need as allowed under the IRS regulations. All withdrawals are subject to approval by the Plan Administrator.

Forfeitures

For 2025 and 2024, respectively, Company contributions were reduced by $184,269 and $267,327 of forfeitures. Unallocated forfeitures were $175,819 and $267,327 as of December 31, 2025 and 2024, respectively.

Investment Options

The Plan provides for various investment options in mutual funds, Company common stock and a general investment account with an insurance company. Participants can direct up to 50% of their contributions into the Badger Meter Company Stock Fund (the Stock Fund), which is a unitized fund comprised primarily of the Company’s common stock and a money market fund.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance subject to certain criteria. Note maturities cannot exceed 60 months and are secured by the participant’s vested interests in the Plans. The notes bear interest at rates that range from 3.25% to 10.50%, which are commensurate with local prevailing rates at the time of the loan origination as determined quarterly by the Plan Administrator. Principal and interest is repaid ratably through monthly payroll deductions.

Amounts loaned to a participant do not share in Plan earnings (see Participant Accounts above), but are credited with the interest earned on the loan balance.